Exhibit 99.1

USAA Auto Owner Trust 2012-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #					20

Determination Date					5/13/2014
Record Date					5/14/2014
Collection Period # End Date					4/30/2014
Payment Date					5/15/2014
Acceleration Event (1=yes; 0=no)?					0
I.	Available Collections
	A.	Credits
		1.	Scheduled Payments from Obligors Applied to Collection Period
			a.	Scheduled Principal Payments	$6,158,025.14
			b.	Scheduled Interest Payments	$693,026.93
			c.	Total Scheduled Payments (a+b)	$6,851,052.07
		2.	Prepayment Activity
			a.	Principal Collections	$4,811,784.25
			b.	Interest Collections	$13,077.71
			c.	Total (a+b)	$4,824,861.96
		3.	Repurchase Amount From Repurchased Receivable
			a.	Principal Payments	$—
			b.	Interest Payments	$—
			c.	Total (a+b)	$—
		4.	Recovery of Defaulted Receivable
			a.	Principal Recovery Amount	$44,561.24
			b.	Principal Balance of Defaulted Receivable	$90,377.95
			c.	Net Principal loss (Realized Loss)	$45,816.71
		5.	Available Collections
			a.	Available Principal Collections	$11,014,370.63
			b.	Available Interest Collections	$712,855.75
			c.	Interest Advance by Servicer	$6,751.11
			d.	Reimbursement of Advance	$5,941.22
			e.	Available Collections (a+b-d)	$11,721,285.16

II.	Available Funds
	A.	Available Collections			$11,721,285.16
	B.	Reserve Fund Excess Amount			$10.46
	C.	Required Yield Supplement Account Draw Amount			N/A
	D.	Available Funds			$11,721,295.62

III.	Available Funds
	A.	Available Funds			$11,721,295.62
	B.	Reserve Fund Draw Amount (Total Required Payments minus Available Funds)			$—
	C.	Available Funds (a+b)			$11,721,295.62

IV.	Investment Income
	A.	Investment Income on Collection Account (as of month end)			$96.41

V.	Receivable Pool & Note Balance
	A.	Original Principal Pool Balance			$503,778,860
	B.	Principal Pool Balance as of the Beginning of the Collection Period			$172,785,740
	C.	Principal Pool Balance as of the End of the Collection Period			$161,725,553
	D.	Aggregate Note Balance as of the End of the prior Payment Date			$169,007,399
	E.	Aggregate Note Balance as of the End of the related Payment Date			$157,947,211
	F.	Aggregate Class A Notes Balance as of the End of the prior Payment Date			$160,187,399
	G.	Aggregate Class A Notes Balance as of the End of the related Payment Date			$149,127,211
	H.	Class B Notes Balance as of the End of the prior Payment Date			$8,820,000
	I.	Class B Notes Balance as of the End of the related Payment Date			$8,820,000

	Overcollateralization Amount
	Initial Overcollateralization				3,778,869.08
	Reserve Balance				1,259,447.15
	Credit Enhancement Target (1.5% of Outstanding Balance)				2,425,883.29
	Target Overcollateralization (0.75%)				3,778,341.45
	Overcollateralization Amount as of the End of Collection Period				3,778,341.45

VI.	Class A and Class B Principal Balances For the Collection Period
	A.	Principal Balance
		1.	Class A-1 Beginning Balance		$—
		2.	Class A-1 Ending Balance		$—
1

USAA Auto Owner Trust 2012-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #				20

Determination Date				5/13/2014
Record Date				5/14/2014
Collection Period # End Date				4/30/2014
Payment Date				5/15/2014

		3.	Class A-2 Beginning Balance	$—
		4.	Class A-2 Ending Balance	$—
		5.	Class A-3 Beginning Balance	$108,007,399
		6.	Class A-3 Ending Balance	$96,947,211
		7.	Class A-4 Beginning Balance	$52,180,000
		8.	Class A-4 Ending Balance	$52,180,000
		9.	Class B Beginning Balance	$8,820,000
		10.	Class B Ending Balance	$8,820,000
VII.	Reserve Account Balance For the Collection Period
	A.	Initial Reserve Account Deposit		$1,259,447.15
	B.	Beginning Reserve Account Balance		$1,259,447.15
	C.	Investment Income on Reserve Account Balance (as of month end)		$10.46
	D.	Reserve Account Excess Amount		$10.46
	E.	Reserve Fund Draw Amount		$—
	F.	Withdrawal from Reserve Account to reimburse Servicer Advance on Defaulted loans		$—
	G.	Maximum Reserve Amount Available for Draw		$1,259,447.15
	H.	Ending Reserve Account Balance		$1,259,447.15

VIII.	Yield Supplement Account for the Collection Period			N/A
	A.	Initial Yield Supplement Amount		N/A
	B.	Required Yield Supplement Amount as of the End of the Prior Collection Period		N/A
	C.	Required Yield Supplement Amount as of the End of the Related Collection Period		N/A
	D.	Investment Income on Yield Supplement Amount		N/A
	E.	Required Yield Supplement Account Draw Amount		N/A
	F.	Ending Yield Supplement Amount		N/A

IX.	Summary of Cash Disbursements
	A.	Investment Income on Collection Account (as of Month End) to Servicer		$96.41
	B.	Available Funds		$11,721,295.62
	C.	Reimbursement of Advance by Servicer		$5,941.22
	D.	Reimbursement of Servicer Advances on Defaulted Loans from Reserve Account		$—
	E.	Payment of Servicing Fee		$143,988.12
	F.	Interest paid to Class A Notes
		1.	Class A-1 Notes	$—
		2.	Class A-2 Notes	$—
		3.	Class A-3 Notes	$38,702.65
		4.	Class A-4 Notes	$24,785.50
		5.	Total	$63,488.15
	G.	First Priority Principal Payment Amount		$—
	H.	Interest paid to Class B Notes		$7,516.02
	I.	Principal paid to Class A Notes Including First Priority Principle Amounts
		1.	Class A-1 Notes	$—
		2.	Class A-2 Notes	$—
		3.	Class A-3 Notes	$11,060,187.34
		4.	Class A-4 Notes	$—
		5.	Total	$11,060,187.34
	J.	Principal paid to Class B Notes		$—
	K.	Deposit from Remaining Available Funds to fund Reserve Account		$—
	L.	Remaining Available Funds Released to Certificate Distribution Account		$446,115.99

X.	Scheduled Monthly Interest Distribution
	A.	Available Funds		$11,721,295.62
	B.	Reimbursement of Servicer Advance
		1.	Prior Advance Outstanding	$3,663.50
		2.	Reimbursement of Prior Advance Outstanding on Defaulted Loans	$999.59
		3.	Reimbursement of Prior Advance Outstanding on Delinquent Loans (Obligor Payments)	$4,941.63
		4.	Total Unreimbursed Advance Outstanding (incl. current Interest Advance)	$4,473.39
		5.	Reimbursement of Prior Advance Outstanding on Defaulted loans from Reserve Account	$—
		6.	Total Reimbursement of Advances paid	$5,941.22
		7.	Current Interest Advance by Servicer	$6,751.11

	C.	Available Funds		$11,721,295.62

	D.	Servicing Fee
		1.	Current Servicing Fee Accrued	$143,988.12
		2.	Unpaid Servicing Fees From Prior Collection Periods
2

USAA Auto Owner Trust 2012-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #				20

Determination Date				5/13/2014
Record Date				5/14/2014
Collection Period # End Date				4/30/2014
Payment Date				5/15/2014

	3.	Total Servicing Fee Due		$143,988.12
	4.	Payment of Servicing Fee from Available Funds		$143,988.12
	5.	Payment of Servicing Fee from Reserve Account Draw Amount		$—
	6.	This period unpaid Servicing Fee		$—

E.	Total Servicing Fee paid			$143,988.12

F.	Remaining Available Funds			$11,577,307.50

G.	Class A Accrued Note Interest
	1.	Class A-1 Interest Rate		0.23000%
		a.	Class A-1 Accrual Days	30
	2.	Class A-1 Monthly Interest		$—
	3.	Class A-1 Interest Carryover Shortfall		$—
	4.	Class A-1 Interest on Interest Carryover Shortfall		$—
	5.	Class A-1 Accrued Note Interest		$—
	6.	Payment of Class A-1 Accrued Note Interest from Available Funds		$—
	7.	Payment of Class A-1 Accrued Note Interest from Reserve Account Draw Amount		$—
	8.	This period Class A-1 Interest Carryover Shortfall		$—

	1.	Class A-2 Interest Rate		0.38%
		a.	Class A-2 Accrual Days	30
	2.	Class A-2 Monthly Interest		$—
	3.	Class A-2 Interest Carryover Shortfall		$—
	4.	Class A-2 Interest on Interest Carryover Shortfall		$—
	5.	Class A-2 Interest Distributable Amount		$—
	6.	Payment of Class A-2 Accrued Note Interest from Available Funds		$—
	7.	Payment of Class A-2 Accrued Note Interest from Reserve Account Draw Amount		$—
	8.	This period Class A-2 Interest Carryover Shortfall		$—

	1.	Class A-3 Interest Rate		0.43%
		a.	Class A-3 Accrual Days	30
	2.	Class A-3 Monthly Interest		$38,702.65
	3.	Class A-3 Interest Carryover Shortfall		$—
	4.	Class A-3 Interest on Interest Carryover Shortfall		$—
	5.	Class A-3 Accrued Note Interest		$38,702.65
	6.	Payment of Class A-3 Accrued Note Interest from Available Funds		$38,702.65
	7.	Payment of Class A-3 Accrued Note Interest from Reserve Account Draw Amount		$—
	8.	This period Class A-3 Interest Carryover Shortfall		$—

	1.	Class A-4 Interest Rate		0.57%
		a.	Class A-4 Accrual Days	30
	2.	Class A-4 Monthly Interest		$24,785.50
	3.	Class A-4 Interest Carryover Shortfall		$—
	4.	Class A-4 Interest on Interest Carryover Shortfall		$—
	5.	Class A-4 Accrued Note Interest		$24,785.50
	6.	Payment of Class A-4 Accrued Note Interest from Available Funds		$24,785.50
	7.	Payment of Class A-4 Accrued Note Interest from Reserve Account Draw Amount		$—
	8.	This period Class A-4 Interest Carryover Shortfall		$—

	1.	Total Class A Accrued Note Interest		$63,488.15
	2.	Payment of Class A Accrued Note Interest from Available Funds		$63,488.15
	3.	Payment of Class A Accrued Note Interest from Reserve Account Draw Amount		$—
	4.	This period Class A Interest Carryover Shortfall		$—

H.	Total Interest paid to Class A Notes			$63,488.15

I.	Remaining Available Funds			$11,513,819.35
3

USAA Auto Owner Trust 2012-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #					20

Determination Date					5/13/2014
Record Date					5/14/2014
Collection Period # End Date					4/30/2014
Payment Date					5/15/2014

	J.	First Priority Principal Amount
		1.	Principal Pool Balance as of the End of the Collection Period		$161,725,552.78
		2.	Aggregate Class A Note Balances prior to Payment Date		$160,187,398.67
		3.	First Priority Principal Payment Amount Payable		$—
		4.	First Priority Principal Payment Amount From Available Funds		$—
		5.	Payment of First Priority Principal Payment Amount From Reserve Account Draw Amount		$—
		6.	Aggregate First Priority Principal Payment Amount		$—

	Second Priority Principal Amount
		1.	Principal Pool Balance as of the End of the Collection Period		$161,725,552.78
		2.	Aggregate Note Balances prior to Payment Date		$169,007,398.67
		3.	Second Priority Principal Payment Amount Payable		$7,281,845.89
		4.	Second Priority Principal Payment Amount From Available Funds		$7,281,845.89
		5.	Payment of Second Priority Principal Payment Amount From Reserve Account Draw Amount		$—
		6.	Aggregate Second Priority Principal Payment Amount		$7,281,845.89

	K.	Remaining Available Funds			$4,231,973.46

	L.	Class B Accrued Interest
		1.	Class B Interest Rate		1.02%
			a.	Class B Accrual Days	30
		2.	Class B Monthly Interest		$7,497.00
		3.	Class B Interest Carryover Shortfall		$19.00
		4.	Class B Interest on Interest Carryover Shortfall		$0.02
		5.	Class B Accrued Interest		$7,516.02
		6.	Payment of Class B Accrued Interest from Available Funds		$7,516.02
		7.	Payment of Class B Accrued Interest from Reserve Account Draw Amount		$—
		8.	This period Class B Interest Carryover Shortfall		$—

	M.	Total Interest paid to Class B Notes			$7,516.02

	N.	Remaining Available Funds			$4,224,457.44

	O.	Accelerated Principal Payable			$3,778,341.45
		Accelerated Principal Paid			$3,778,341.45

XI.	Scheduled Monthly Principal Distributions
	A.	Remaining Available Funds			$446,115.99

	B.	Class A Principal Distribution Amount
		1.	Beginning Class A-1 Principal Balance		$—
		2.	Class A-1 Monthly Principal		$—
		3.	Class A-1 Principal Distribution Amount		$—
		4.	Payment of Class A-1 Principal Distribution Amount As First Priority Principal Payment Account		$—
		5.	Payment of Class A-1 Principal Distribution Amount from Available Funds		$—
		6.	Payment of Class A-1 Principal Distribution Amount from Reserve Account Draw Amount		$—
		7.	Ending Class A-1 Principal Balance		$—
		Total Principal paid to Class A-1 Notes			$—

		1.	Beginning Class A-2 Principal Balance		$—
		2.	Class A-2 Monthly Principal		$—
		3.	Class A-2 Principal Distribution Amount		$—
		4.	Payment of Class A-2 Principal Distribution Amount As First Priority Principal Payment Account		$—
		5.	Payment of Class A-2 Principal Distribution Amount from Available Funds		$—
		6.	Payment of Class A-2 Principal Distribution Amount from Reserve Account Draw Amount		$—
		7.	Ending Class A-2 Principal Balance		$—
		Total Principal paid to Class A-2 Notes			$—

		1.	Beginning Class A-3 Principal Balance		$108,007,398.67
		2.	Class A-3 Monthly Principal		$11,060,187.34
		3.	Class A-3 Principal Distribution Amount		$11,060,187.34
		4.	Payment of Class A-3 Principal Distribution Amount As First Priority Principal Payment Account		$7,281,845.89
		5.	Payment of Class A-3 Principal Distribution Amount from Available Funds		$3,778,341.45
		6.	Payment of Class A-3 Principal Distribution Amount from Reserve Account Draw Amount		$—
4

USAA Auto Owner Trust 2012-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #				20

Determination Date				5/13/2014
Record Date				5/14/2014
Collection Period # End Date				4/30/2014
Payment Date				5/15/2014

		7.	Ending Class A-3 Principal Balance	$96,947,211.33
		Total Principal paid to Class A-3 Notes		$11,060,187.34

		1.	Beginning Class A-4 Principal Balance	$52,180,000.00
		2.	Class A-4 Monthly Principal	$—
		3.	Class A-4 Principal Distribution Amount	$—
		4.	Payment of Class A-4 Principal Distribution Amount As First Priority Principal Payment Account	$—
		5.	Payment of Class A-4 Principal Distribution Amount from Available Funds	$—
		6.	Payment of Class A-4 Principal Distribution Amount from Reserve Account Draw Amount	$—
		7.	Ending Class A-4 Principal Balance	$52,180,000.00
		Total Principal paid to Class A-4 Notes		$—

		1.	Total Class A Principal Distribution Amount	$11,060,187.34
		2.	Payment of Class A Principal Distribution Amount from Available Funds	$3,778,341.45
		3.	Payment of Class A Principal Distribution Amount As First Priority Principal Payment Account	$7,281,845.89
		4.	Payment of Class A Principal Distribution Amount from Reserve Account Draw Amount	$—

	C.	Total Principal paid to Class A Noteholders		$11,060,187.34

	D.	Remaining Available Funds		$446,115.99

	E.	Class B Principal Distribution Amount
		1.	Beginning Class B Principal Balance	$8,820,000.00
		2.	Class B Monthly Principal	$—
		3.	Total Class B Principal Distribution Amount	$—
		4.	Payment of Class B Principal Distribution Amount from Available Funds	$—
		5.	Payment of Class B Principal Distribution Amount from Reserve Account Draw Amount	$—
		6.	Ending Class B Principal Balance	$8,820,000.00
		Total Principal paid to Class B Notes		$—

	F.	Total Principal paid to Class B Notes		$—

	G.	Remaining Available Funds		$446,115.99

XII.	Required Reserve Account Amount for Next Distribution Date
	A.	Reserve Account Required Amount.
		1.	Floor Amount = 0.25% of Initial Pool Balance	$1,259,447.15
		2.	Target Amount = 0.25% of Current (Ending) Pool Balance	$404,313.88
		3.	Required Reserve Account Amount = min((Max: 1. or 2.), Class A + Class B)	$1,259,447.15
		4.	Required Reserve Deposit Amount	$—
		5.	Reserve Account Excess Amount	$10.46

	B.	Remaining Available Funds		$446,115.99

	C.	Reserve Account Activity
		1.	Beginning Reserve Account Balance	$1,259,447.15
		2.	Investment Income on Reserve Account Balance (as of month end)	$10.46
		3.	Withdrawal from Reserve Account to reimburse Servicer Advance on Defaulted loans	$—
		4.	Withdrawal from Reserve Account to pay Servicing Fee	$—
5

USAA Auto Owner Trust 2012-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #					20

Determination Date					5/13/2014
Record Date					5/14/2014
Collection Period # End Date					4/30/2014
Payment Date					5/15/2014

		5.	Withdrawal from Reserve Account to pay Class A Interest		$—
			a.	Class A-1	$—
			b.	Class A-2	$—
			c.	Class A-3	$—
			d.	Class A-4	$—
			e.	Total	$—
		6.	Withdrawal from Reserve Account to pay First Priority Note Principal		$—
		7.	Withdrawal from Reserve Account to pay Class B Interest		$—
		8.	Withdrawal from Reserve Account to pay Remaining Class A Principal		$—
			a.	Class A-1	$—
			b.	Class A-2	$—
			c.	Class A-3	$—
			d.	Class A-4	$—
			e.	Total	$—
		9.	Withdrawal from Reserve Account to pay Class B Principal		$—
		10.	Deposit from Remaining Available Funds to fund Reserve Account (up to Required Amount)		$—
		11.	Reserve Account Excess Amount		$10.46
		12.	Ending Reserve Account Balance		$1,259,447.15

XIII.	Delinquency and Default Information
	A.	Receivables Delinquency Information
		Delinquency
		31-60 days			$926,867
		61-90 days			$215,245
		91-120 days			$25,684
		Total			$1,167,796

		Delinquency			Units
		31-60 days			$83
		61-90 days			$23
		91-120 days			$4
		Total			$110

		Outstanding Principal Balance for Delinquency >=60 days			$240,929.01
		Outstanding Principal Balance for Delinquency >=90 days			$25,683.61
		Pool Principal Ending Balance for Collection Period			$161,725,552.78
		Delinquency Percentage >=90 days			0.02%
		Delinquency Percentage >=60 days			0.15%
		3-Mo Average Delinquency Percentage >=60 days			0.13%

	B.	Receivables Default Information
		Principal Recoveries of Defaulted Receivable			$44,561.24
		Principal Balance of Defaulted Receivable			$90,377.95
		Average Pool Balance for Collection Period			$167,255,646.45
		Net Loss Ratio (Based on initial Cut-Off Date balance)			0.01%
		Cumulative Net Loss Ratio (Based on initial Cut-Off Date balance)			0.20%

		Month 24 or Month 30 Reserve Step Down Trigger - Delinquency			NO
		Month 24 or Month 30 Reserve Step Down Trigger - Cumulative Losses			NO
		Month 24 or Month 30 Reserve Step Down Trigger - Yes or No			NO

			Weighted Average Coupon		4.84%
			Weighted Average Remaining Maturity		30.72

			$491,180,000.00 USAA Auto Owner Trust 2012-1, Class A
			$8,820,000.00 USAA Auto Owner Trust 2012-1, Class B
			MONTHLY SERVICER REPORT

XIV.	(Reserved)

XV.	(Reserved)

On May 15, 2014, interest and principal paid on the underlying assets for the month of April 2014 were paid to you by the paying agent on behalf of The Bank of New York, in its capacity as Indenture Trustee for the above referenced issue. The following information is being provided pursuant to Section 4.6 of the Sale and Servicing Agreement, dated as of September 19, 2012. This payment per dollar of current outstandings of your holdings is allocated as follows:
6

USAA Auto Owner Trust 2012-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #					20

Determination Date					5/13/2014
Record Date					5/14/2014
Collection Period # End Date					4/30/2014
Payment Date					5/15/2014

XVI.	Interest and Principal Paid for Current Month
	A.	Class A-1 Principal Payment			$—
		1.	Principal Factor		0
		2.	Class A-1 Outstanding Principal Balance		$—
	B.	Class A-2 Principal			$—
		1.	Principal Factor		0
		2.	Class A-2 Outstanding Principal Balance		$—
	C.	Class A-3 Principal			$11,060,187.34
		1.	Principal Factor		0.102402127
		2.	Class A-3 Outstanding Principal Balance		$96,947,211.33
	D.	Class A-4 Principal			$—
		1.	Principal Factor		0
		2.	Class A-4 Outstanding Principal Balance		$52,180,000.00

	E.	Class A-1 Interest			$—
		1.	Interest Factor		0
	F.	Class A-2 Interest			$—
		1.	Interest Factor		0
	G.	Class A-3 Interest			$38,702.65
		1.	Interest Factor		0.000358333
	H.	Class A-4 Interest			$24,785.50
		1.	Interest Factor		0.000475

	I.	Class B Principal			$—
		1.	Principal Factor		0.0000000
		2.	Class B Outstanding Principal Balance		$8,820,000.00

	J.	Class B Interest			$7,516.02
		1.	Interest Factor		0.000852156

	K.	Fees and Compensation paid to Servicer			$143,988.12

	L.	Interest Advance Amount			$6,751.11
	M.	Aggregate Unreimbursed Advances
		This Month			$4,473.39
		Previous Month			$3,663.50
		Change From Previous Month			$809.89

	N.	Pool Balance after this payment			$161,725,552.78
	O.	Pool Factor after this payment			0.321024889

	P.	Reserve Account Activity
		1.	Beginning Reserve Account Balance		$1,259,447.15
		2.	Investment Income on Reserve Account Balance (as of month end)		$10.46
		3.	Withdrawal from Reserve Account to reimburse Servicer Advance on Defaulted loans		$—
		4.	Withdrawal from Reserve Account to pay Servicing Fee		$—
		5.	Withdrawal from Reserve Account to pay Class A Interest		$—
			a.	Class A-1	$—
			b.	Class A-2	$—
			c.	Class A-3	$—
			d.	Class A-4	$—
			e.	Total	$—
		6.	Withdrawal from Reserve Account to pay First Priority Note Principal		$—
		7.	Withdrawal from Reserve Account to pay Class B Interest		$—
		8.	Withdrawal from Reserve Account to pay Remaining Class A Principal		$—
			a.	Class A-1	$—
			b.	Class A-2	$—
			c.	Class A-3	$—
			d.	Class A-4	$—
			e.	Total	$—
		9.	Withdrawal from Reserve Account to pay Class B Principal		$—
		10.	Deposit from Remaining Available Funds to fund Reserve Account (up to Required Amount)		$—
		11.	Reserve Account Excess Amount		$10.46
		12.	Ending Reserve Account Balance		$1,259,447.15
		13.	Percent of Pool Balance		0.78%
		14.	Required Reserve Amount		$1,259,447.15

	Q.	Aggregate Principal Balance Designated as Defaulted Receivable in current collection Period			$90,377.95
		1.	Aggregate Gross Realized Losses		$90,377.95
		2.	Aggregate Net Realized Losses		$45,816.71
7